Investments in associates and joint ventures (Tables)	12 Months Ended
Jun. 30, 2022
Schedule of investments in joint ventures
	06.30.2022	06.30.2021
Beginning of the year	21,293	184,999
Share capital increase and contributions	1,534	69
Decrease of interest in associates and joint ventures (v)	-	(71,916)
Share of loss	(195)	(5,067)
Other comprehensive results	(646)	(6,120)
Dividends (i)	(3,675)	(149)
Participation in other changes in equity	(282)	-
Deconsolidation (iii)	-	(79,438)
Devaluation (iv)	-	(1,027)
Reclassification to financial instruments	(148)	-
Others	29	(58)
End of the year (ii)	17,910	21,293

Schedule of comprehensive income
Name of the entity	% ownership interest			Value of Group's interest in equity		Group's interest in comprehensive income/(loss)
06.30.2022	06.30.2021	06.30.2020	06.30.2022	06.30.2021	06.30.2022	06.30.2021	06.30.2020

New Lipstick	49.96%	49.96%	49.96%	143	357	69	(787)	18,801
BHSA (1)	29.91%	29.91%	29.91%	9,665	8,791	873	(1,240)	(936)
Condor (2)	21.70%	18.89%	18.89%	-	2,657	425	(679)	295
Gav-Yam	N/A	N/A	34.90%	-	-	-	64	-
TGLT (3)	27.82%	27.82%	30.20%	813	1,537	(723)	(3,537)	-
Quality (4)	50.00%	50.00%	50.00%	3,858	4,800	(983)	(425)	456
La Rural S.A.	50.00%	50.00%	50.00%	243	277	(42)	(221)	251
Cresca S.A. (5)	50.00%	50.00%	50.00%	29	48	8	13	(39)
Other associates and joint ventures	-	-	-	3,159	2,826	(468)	(4,375)	2,900
Total associates and joint ventures				17,910	21,293	(841)	(11,187)	21,728

Schedule of significant joint ventures
Name of the entity	Location of business / Country of incorporation	Main activity		Last financial statement issued
			Common shares	Share capital (nominal value)	Loss/ (income) for the year	Shareholders' equity
New Lipstick	U.S.	Real estate	N/A	-	(*) (1)	(*) (42)
BHSA (1)	Argentina	Financing	448,689,072	(**) 1,500	(**) 2,920	(**) 31,251
Condor (2)	U.S.	Hotel	3,191,214	(*) 244	(*) (125)	(*) 119
TGLT S.A. (3)	Argentina	Real estate	257,330,595	925	(2,950)	4,084
Quality (4)	Argentina	Real estate	225,146,912	406	(1,965)	7,563
La Rural S.A.	Argentina	Organization of events	714,998	1	(58)	339

Summarized financial information of the associates and joint ventures
	Current assets	Non-current assets	Current liabilities	Non-current liabilities	Net assets		% of ownership interest held	Interest in associates / joint ventures	Goodwill and others	Book value
	As of June 30, 2022
Associates
BHSA	241,536	79,939	280,495	8,961	32,019	(iv)	29.91%(iii)	9,577	88	9,665
TGLT	7,511	12,371	8,176	7,677	4,029		27.82%	1,121	(308)	813

Joint ventures
Quality Invest (ii)	61	11,490	70	3,919	7,562		50.00%	3,781	77	3,858
	As of June 30, 2021
Associates
BHSA	188,185	116,578	256,477	19,122	29,164		29.91%	8,722	69	8,791
TGLT	8,460	19,366	8,117	12,635	7,074		27.82%	1,968	-	(431)

Joint ventures
Quality Invest (ii)	8	14,499	164	4,898	9,445		50.00%	4,723	77	4,800

	Revenues	Net income/(loss)	Total comprehensive income/(loss)	Dividends distributed to non-controlling shareholders	Cash of operating activities	Cash of investment activities	Cash of financial activities	Net increase/(decrease) in cash and cash equivalents
	As of June 30, 2022 (i)
Associates
BHSA	54,043	2,920	2,920	-	33,208	(240)	(24,583)	8,385
TGLT	4,198	(2,129)	(2,089)	-	(1,322)	4,209	(2,530)	357

Joint ventures
Quality Invest (ii)	206	(1,965)	(1,965)	-	(1)	24	(2)	21
	As of June 30, 2021 (I)
Associates
BHSA	47,976	(4,145)	(4,145)	-	7,081	(212)	(46,143)	(39,274)
TGLT	4,196	(3,155)	(3,155)	-	185	108	(746)	(453)

Joint ventures
Quality Invest (ii)	74	(849)	(849)	-	(97)	(7)	104	-